Contingent Payment - Additional Information (Detail) CAD in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CAD CAD / bbl	Dec. 31, 2017 CAD CAD / bbl
Disclosure Of Contingent Liabilities In Business Combination [Line Items]
Contingent payable		CAD 17
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Contingent Liabilities In Business Combination [Line Items]
Contingent payment description		In connection with the Acquisition (see Note 5), Cenovus agreed to make quarterly payments to ConocoPhillips during the five years subsequent to May 17, 2017 for quarters in which the average WCS crude oil price exceeds $52.00 per barrel during the quarter. The quarterly payment will be $6 million for each dollar that the WCS price exceeds $52.00 per barrel. The calculation includes an adjustment mechanism related to certain significant production outages at Foster Creek and Christina Lake which may reduce the amount of a contingent payment. As at December 31, 2017, $17 million is payable under this agreement.
Contingent payments period		5 years
Average crude oil price per barrel for contingent payment | CAD / bbl		52.00
Quarterly contingent payment	CAD 6	CAD 6
Contingent payable		CAD 17
ConocoPhillips Company and Certain of its Subsidiaries [Member] | Top of range [Member]
Disclosure Of Contingent Liabilities In Business Combination [Line Items]
Average crude oil price per barrel for contingent payment | CAD / bbl	52.00